Scheduled Future Maturities (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
TransUnion Holding Company, Inc.
Debt Instrument [Line Items]
2013		$ 10.6
2014		9.5
2015		9.5
2016		9.5
2017		9.5
Thereafter		2,520.9
Unamortized premiums and discounts on notes		111.4
Total debt	2,666.7	2,680.9
TransUnion Corp-Successor
Debt Instrument [Line Items]
2013		10.6
2014		9.5
2015		9.5
2016		9.5
2017		9.5
Thereafter		1,520.9
Unamortized premiums and discounts on notes		113.4
Total debt	$ 1,668.5	$ 1,682.9